UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2944

                       OPPENHEIMER QUEST VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       7.2%
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Oil & Gas                                                                   7.0
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Capital Markets                                                             7.0
--------------------------------------------------------------------------------
Software                                                                    6.1
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Semiconductors & Semiconductor Equipment                                    5.9
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Industrial Conglomerates                                                    5.9
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Aerospace & Defense                                                         5.9
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Insurance                                                                   5.2
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Tobacco                                                                     5.0
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Pharmaceuticals                                                             4.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           7.0%
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Siemens AG, Sponsored ADR                                                   5.9
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Altria Group, Inc.                                                          5.0
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UBS AG                                                                      4.9
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Texas Instruments, Inc.                                                     4.9
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Bank of America Corp.                                                       4.4
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       4.3
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Capital One Financial Corp.                                                 4.3
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C                                              4.1
--------------------------------------------------------------------------------
United Technologies Corp.                                                   3.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER QUEST VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                Financials                                    28.7%
                  Capital Markets                              7.4
                  Insurance                                    5.6
                  Diversified Financial Services               4.7
                  Consumer Finance                             4.5
                  Thrifts & Mortgage Finance                   3.4
                  Commercial Banks                             3.1
                Information Technology                        13.8
                Industrials                                   12.5
                Consumer Staples                              10.0
                Consumer Discretionary                         8.7
                Energy                                         8.5
                Health Care                                    6.9
                Utilities                                      6.8
                Materials                                      2.3
                Telecommunication Services                     1.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                     10 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) returned 15.15% for the 12-month period ended October 31, 2006. The Fund underperformed its benchmark, the S&P 500 Index, which returned 16.33%, as well as the Russell 1000 Value Index, which returned 21.46% over the same period. Fund performance was hurt by holdings in the technology and telecommunications sectors. Underperformance in these sectors more than offset outperformance in the healthcare, consumer staples, financial services and energy sectors. Early in the reporting period, investors became concerned about what effects rising interest rates and high energy costs might have on future economic growth. In this environment, many stock prices fell, particularly for small-cap stocks. This Fund was somewhat cushioned from those declines as most of its holdings are large-cap stocks. When inflation and economic concerns eased during the summer months, the Fund enjoyed healthier equity returns.

      Most of the Fund's best relative gains were achieved in the health care, consumer staples, financials and energy areas. Within health care, the Fund benefited from its underweight position to managed care providers. Consumer staples stocks also posted strong gains for the Fund. The Fund benefited from our holdings in ConAgra Foods, Inc., the global retail food products firm. Management has effectively created a turnaround story by improving its execution on costs, thereby increasing the company's stock price. The Fund also benefited by having a position in Wal-Mart Stores, Inc., during a period when the stock performed well.

      The financials sector also produced attractive relative returns for the Fund. Here, our holdings in UBS AG, which happens to be one of the Fund's largest holdings, benefited from robust asset gathering in its private wealth business. What's more, the company is positioned to experience a meaningful operating leverage in Europe, where they have invested a great deal of money to create a comprehensive client service infrastructure. Banking firms Bank of America Corp. and Wells Fargo & Co. prospered due to a healthy U.S. economy and low loan default rates in light of the strong labor market. We sold our position in Wells Fargo and took profits.

      Within energy, the Fund benefited from its underweight position to a number of small and medium-sized oil and natural gas companies at a time when falling energy prices hurt stock returns. In addition, our overweight position in Exxon Mobil Corp. also greatly aided performance during the reporting period.


                     11 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      On the other hand, virtually all of the Fund's negative performance can be traced to its holdings in two areas: technology and telecommunications. Within technology, the Fund's holdings in Take-Two Interactive Software, Inc. hindered performance as investors' concerns mounted over the company's expense management and near-term revenue viability. However, we continue to believe that Take-Two's earnings power is substantial in light of their video game development talent. Novell, Inc. also disappointed during the reporting period, where its transition from its previous operating system, Netware, to its new system, OES, has not gone as well as we had hoped. The stock has been punished and our holdings there hurt the Fund's relative performance. Compuware Corp. also detracted from the Fund's relative performance. Two of the company's key non-mainframe products failed to meet our expectations. Consequently, we sold the stock. Hutchinson Technology, Inc., a leading manufacturer of suspension assemblies for hard disk drives, suffered during the reporting period due to a slowdown in PC sales.

      A lot of the Fund's negative performance in the telecommunications area can be attributed to not owning AT&T, Inc. and Verizon Communications, Inc., at a time when both companies performed well, and instead choosing to invest in Sprint Nextel Corp. During the reporting period, Sprint came under pressure due to its inability to attract enough subscribers as well a lack of progress addressing "churn," which is defined as a percentage of customers that leave. Generally speaking, when churn levels increase, profitability decreases. We trimmed our position in Sprint during the reporting period, but remain optimistic regarding the company's long-term potential.

      As of the end of the reporting period, the Fund has underweight positions relative to the S&P 500 Index in the health care and energy areas. Conversely, the Fund's most significant relative overweight positions are within the financials and utilities areas.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured for a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                     12 | OPPENHEIMER QUEST VALUE FUND, INC.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     13 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Value Fund, Inc.(SM) (Class A)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                              Quest Value
                             Fund, Inc.(SM)
                               (Class A)            S&P 500 Index
                            ---------------         -------------
   10/31/1996                   $ 9,425                $10,000
   01/31/1997                   $10,055                $11,200
   04/30/1997                   $10,072                $11,471
   07/31/1997                   $11,855                $13,725
   10/31/1997                   $11,820                $13,210
   01/31/1998                   $12,237                $14,213
   04/30/1998                   $13,931                $16,182
   07/31/1998                   $13,363                $16,375
   10/31/1998                   $12,987                $16,118
   01/31/1999                   $13,185                $18,834
   04/30/1999                   $14,591                $19,714
   07/31/1999                   $13,831                $19,683
   10/31/1999                   $13,786                $20,254
   01/31/2000                   $13,012                $20,782
   04/30/2000                   $13,242                $21,709
   07/31/2000                   $12,687                $21,447
   10/31/2000                   $13,985                $21,485
   01/31/2001                   $15,017                $20,595
   04/30/2001                   $15,024                $18,894
   07/31/2001                   $14,951                $18,376
   10/31/2001                   $13,254                $16,138
   01/31/2002                   $13,628                $17,272
   04/30/2002                   $13,749                $16,511
   07/31/2002                   $11,880                $14,036
   10/31/2002                   $11,329                $13,701
   01/31/2003                   $11,156                $13,298
   04/30/2003                   $11,721                $14,314
   07/31/2003                   $12,686                $15,529
   10/31/2003                   $13,794                $16,549
   01/31/2004                   $14,718                $17,892
   04/30/2004                   $14,597                $17,587
   07/31/2004                   $14,749                $17,573
   10/31/2004                   $15,051                $18,107
   01/31/2005                   $16,143                $19,005
   04/30/2005                   $15,930                $18,701
   07/31/2005                   $17,013                $20,041
   10/31/2005                   $16,784                $19,685
   01/31/2006                   $17,821                $20,977
   04/30/2006                   $18,301                $21,581
   07/31/2006                   $17,877                $21,118
   10/31/2006                   $19,327                $22,899

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  8.53%   5-Year  6.57%   10-Year  6.81%


                     14 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Value Fund, Inc.(SM) (Class B)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                              Quest Value
                             Fund, Inc.(SM)
                               (Class B)             S&P 500 Index
                             -------------           -------------
   10/31/1996                   $10,000                 $10,000
   01/31/1997                   $10,653                 $11,200
   04/30/1997                   $10,660                 $11,471
   07/31/1997                   $12,533                 $13,725
   10/31/1997                   $12,471                 $13,210
   01/31/1998                   $12,903                 $14,213
   04/30/1998                   $14,664                 $16,182
   07/31/1998                   $14,049                 $16,375
   10/31/1998                   $13,641                 $16,118
   01/31/1999                   $13,826                 $18,834
   04/30/1999                   $15,278                 $19,714
   07/31/1999                   $14,468                 $19,683
   10/31/1999                   $14,393                 $20,254
   01/31/2000                   $13,566                 $20,782
   04/30/2000                   $13,782                 $21,709
   07/31/2000                   $13,188                 $21,447
   10/31/2000                   $14,506                 $21,485
   01/31/2001                   $15,555                 $20,595
   04/30/2001                   $15,532                 $18,894
   07/31/2001                   $15,437                 $18,376
   10/31/2001                   $13,661                 $16,138
   01/31/2002                   $14,030                 $17,272
   04/30/2002                   $14,135                 $16,511
   07/31/2002                   $12,189                 $14,036
   10/31/2002                   $11,609                 $13,701
   01/31/2003                   $11,432                 $13,298
   04/30/2003                   $12,011                 $14,314
   07/31/2003                   $13,000                 $15,529
   10/31/2003                   $14,135                 $16,549
   01/31/2004                   $15,082                 $17,892
   04/30/2004                   $14,958                 $17,587
   07/31/2004                   $15,113                 $17,573
   10/31/2004                   $15,423                 $18,107
   01/31/2005                   $16,542                 $19,005
   04/30/2005                   $16,323                 $18,701
   07/31/2005                   $17,433                 $20,041
   10/31/2005                   $17,199                 $19,685
   01/31/2006                   $18,261                 $20,977
   04/30/2006                   $18,753                 $21,581
   07/31/2006                   $18,319                 $21,118
   10/31/2006                   $19,804                 $22,899

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  9.59%   5-Year  6.67%   10-Year  7.07%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Value Fund, Inc.(SM) (Class C)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                              Quest Value
                             Fund, Inc.(SM)
                               (Class C)             S&P 500 Index
                             -------------           -------------
   10/31/1996                   $10,000                 $10,000
   01/31/1997                   $10,654                 $11,200
   04/30/1997                   $10,660                 $11,471
   07/31/1997                   $12,534                 $13,725
   10/31/1997                   $12,479                 $13,210
   01/31/1998                   $12,904                 $14,213
   04/30/1998                   $14,671                 $16,182
   07/31/1998                   $14,050                 $16,375
   10/31/1998                   $13,642                 $16,118
   01/31/1999                   $13,831                 $18,834
   04/30/1999                   $15,283                 $19,714
   07/31/1999                   $14,473                 $19,683
   10/31/1999                   $14,399                 $20,254
   01/31/2000                   $13,570                 $20,782
   04/30/2000                   $13,786                 $21,709
   07/31/2000                   $13,192                 $21,447
   10/31/2000                   $14,518                 $21,485
   01/31/2001                   $15,568                 $20,595
   04/30/2001                   $15,544                 $18,894
   07/31/2001                   $15,457                 $18,376
   10/31/2001                   $13,673                 $16,138
   01/31/2002                   $14,042                 $17,272
   04/30/2002                   $14,147                 $16,511
   07/31/2002                   $12,201                 $14,036
   10/31/2002                   $11,611                 $13,701
   01/31/2003                   $11,410                 $13,298
   04/30/2003                   $11,967                 $14,314
   07/31/2003                   $12,928                 $15,529
   10/31/2003                   $14,026                 $16,549
   01/31/2004                   $14,930                 $17,892
   04/30/2004                   $14,785                 $17,587
   07/31/2004                   $14,906                 $17,573
   10/31/2004                   $15,172                 $18,107
   01/31/2005                   $16,248                 $19,005
   04/30/2005                   $15,997                 $18,701
   07/31/2005                   $17,049                 $20,041
   10/31/2005                   $16,790                 $19,685
   01/31/2006                   $17,776                 $20,977
   04/30/2006                   $18,228                 $21,581
   07/31/2006                   $17,776                 $21,118
   10/31/2006                   $19,172                 $22,899

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  13.27%   5-Year  6.99%   10-Year  6.73%


                     16 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Value Fund, Inc.(SM) (Class N)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                              Quest Value
                             Fund, Inc.(SM)
                               (Class N)             S&P 500 Index
                             --------------          -------------
   03/01/2001                   $10,000                 $10,000
   04/30/2001                   $10,175                 $10,094
   07/31/2001                   $10,125                 $ 9,817
   10/31/2001                   $ 8,976                 $ 8,621
   01/31/2002                   $ 9,229                 $ 9,227
   04/30/2002                   $ 9,301                 $ 8,821
   07/31/2002                   $ 8,034                 $ 7,499
   10/31/2002                   $ 7,656                 $ 7,320
   01/31/2003                   $ 7,533                 $ 7,104
   04/30/2003                   $ 7,911                 $ 7,647
   07/31/2003                   $ 8,555                 $ 8,296
   10/31/2003                   $ 9,290                 $ 8,841
   01/31/2004                   $ 9,907                 $ 9,559
   04/30/2004                   $ 9,815                 $ 9,396
   07/31/2004                   $ 9,907                 $ 9,388
   10/31/2004                   $10,101                 $ 9,674
   01/31/2005                   $10,832                 $10,154
   04/30/2005                   $10,677                 $ 9,991
   07/31/2005                   $11,392                 $10,707
   10/31/2005                   $11,233                 $10,517
   01/31/2006                   $11,916                 $11,207
   04/30/2006                   $12,227                 $11,530
   07/31/2006                   $11,941                 $11,282
   10/31/2006                   $12,899                 $12,234

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/06

1-Year  13.90%   5-Year  7.52%   Since Inception (3/1/01)  4.59%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     17 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Quest Value Fund, Inc.(SM) (Class Y)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer
                              Quest Value
                             Fund, Inc.(SM)
                               (Class Y)             S&P 500 Index
                             -------------           -------------
   12/16/1996                   $10,000                 $10,000
   01/31/1997                   $10,564                 $10,624
   04/30/1997                   $10,594                 $10,881
   07/31/1997                   $12,485                 $13,019
   10/31/1997                   $12,455                 $12,531
   01/31/1998                   $12,909                 $13,482
   04/30/1998                   $14,708                 $15,349
   07/31/1998                   $14,121                 $15,532
   10/31/1998                   $13,744                 $15,289
   01/31/1999                   $13,960                 $17,866
   04/30/1999                   $15,441                 $18,700
   07/31/1999                   $14,657                 $18,670
   10/31/1999                   $14,630                 $19,212
   01/31/2000                   $13,817                 $19,713
   04/30/2000                   $14,046                 $20,593
   07/31/2000                   $13,435                 $20,344
   10/31/2000                   $14,793                 $20,380
   01/31/2001                   $15,970                 $19,536
   04/30/2001                   $15,986                 $17,923
   07/31/2001                   $15,923                 $17,431
   10/31/2001                   $14,128                 $15,308
   01/31/2002                   $14,540                 $16,383
   04/30/2002                   $14,683                 $15,661
   07/31/2002                   $12,689                 $13,314
   10/31/2002                   $12,115                 $12,997
   01/31/2003                   $11,932                 $12,614
   04/30/2003                   $12,554                 $13,578
   07/31/2003                   $13,590                 $14,730
   10/31/2003                   $14,779                 $15,698
   01/31/2004                   $15,775                 $16,972
   04/30/2004                   $15,655                 $16,683
   07/31/2004                   $15,831                 $16,669
   10/31/2004                   $16,159                 $17,176
   01/31/2005                   $17,343                 $18,028
   04/30/2005                   $17,125                 $17,739
   07/31/2005                   $18,298                 $19,010
   10/31/2005                   $18,072                 $18,673
   01/31/2006                   $19,188                 $19,898
   04/30/2006                   $19,717                 $20,472
   07/31/2006                   $19,278                 $20,032
   10/31/2006                   $20,845                 $21,721

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/06

1-Year   15.34%    5-Year   8.09%     Since Inception (12/16/96)   7.72%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                     18 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

CLASS A shares of the Fund were first publicly offered on 4/30/80. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of the Class A asset-based sales charge as described in the Prospectus.

CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.


                     19 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     20 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     21 | OPPENHEIMER QUEST VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING        ENDING         EXPENSES
                             ACCOUNT          ACCOUNT        PAID DURING
                             VALUE            VALUE          6 MONTHS ENDED
                             (5/1/06)         (10/31/06)     OCTOBER 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,056.00      $  5.98
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,019.41         5.87
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,051.80        10.13
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,015.38         9.95
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,051.80        10.19
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,015.32        10.01
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,054.90         7.54
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,017.90         7.40
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,057.20         4.94
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,020.42         4.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended October 31, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.15%
------------------------
Class B        1.95
------------------------
Class C        1.96
------------------------
Class N        1.45
------------------------
Class Y        0.95

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                     22 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--94.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Wyndham Worldwide Corp. 1                              157,040     $  4,632,680
--------------------------------------------------------------------------------
MEDIA--7.2%
Liberty Global, Inc., Series A 1                       569,610       14,946,566
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                     1,523,236       38,735,891
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                682,000       14,219,700
                                                                   -------------
                                                                     67,902,157

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Office Depot, Inc. 1                                   103,900        4,362,761
--------------------------------------------------------------------------------
CONSUMER STAPLES--9.4%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.4%
CVS Corp.                                              301,100        9,448,518
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   77,100        3,799,488
                                                                   -------------
                                                                     13,248,006

--------------------------------------------------------------------------------
FOOD PRODUCTS--3.0%
ConAgra Foods, Inc.                                  1,086,700       28,417,205
--------------------------------------------------------------------------------
TOBACCO--5.0%
Altria Group, Inc.                                     573,700       46,659,021
--------------------------------------------------------------------------------
ENERGY--8.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.                                      154,000        9,714,320
--------------------------------------------------------------------------------
OIL & GAS--7.0%
Exxon Mobil Corp.                                      922,300       65,870,666
--------------------------------------------------------------------------------
FINANCIALS--27.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--7.0%
E*TRADE Financial Corp. 1                              832,900       19,389,912
--------------------------------------------------------------------------------
UBS AG                                                 773,500       46,286,240
                                                                   -------------
                                                                     65,676,152

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.9%
Wachovia Corp.                                         498,200       27,650,100
--------------------------------------------------------------------------------
CONSUMER FINANCE--4.3%
Capital One
Financial Corp.                                        504,300       40,006,119

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.4%
Bank of America Corp.                                  764,100     $ 41,162,067
--------------------------------------------------------------------------------
INSURANCE--5.2%
Everest Re Group Ltd.                                  403,800       40,048,884
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                    304,400        9,089,384
                                                                   -------------
                                                                     49,138,268

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.3%
Countrywide
Financial Corp.                                        261,200        9,956,944
--------------------------------------------------------------------------------
Freddie Mac                                            297,400       20,517,626
                                                                   -------------
                                                                     30,474,570

--------------------------------------------------------------------------------
HEALTH CARE--6.5%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
WellPoint, Inc. 1                                      247,400       18,881,568
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
Abbott Laboratories                                    292,700       13,906,177
--------------------------------------------------------------------------------
Pfizer, Inc.                                           583,800       15,558,270
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                 301,400       12,866,766
                                                                   -------------
                                                                     42,331,213

--------------------------------------------------------------------------------
INDUSTRIALS--11.8%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.9%
Rockwell Collins, Inc.                                 330,800       19,212,864
--------------------------------------------------------------------------------
United Technologies Corp.                              548,291       36,033,685
                                                                   -------------
                                                                     55,246,549

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.9%
Siemens AG,
Sponsored ADR                                          616,700       55,385,827
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.0%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Hutchinson Technology, Inc. 1                          377,500        8,739,125


                     23 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.9%
ASML Holding NV 1                                      423,500     $  9,672,740
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              1,519,100       45,846,438
                                                                    ------------
                                                                     55,519,178

--------------------------------------------------------------------------------
SOFTWARE--6.1%
Microsoft Corp.                                        494,100       14,185,611
--------------------------------------------------------------------------------
Novell, Inc. 1                                       1,753,122       10,518,732
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                       723,400       16,283,734
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2              1,171,300       16,386,487
                                                                   -------------
                                                                     57,374,564

--------------------------------------------------------------------------------
MATERIALS--2.1%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Praxair, Inc.                                          154,400        9,302,600
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.1%
Martin Marietta
Materials, Inc.                                         40,200        3,537,600
--------------------------------------------------------------------------------
Vulcan Materials Co.                                    88,000        7,170,240
                                                                   -------------
                                                                     10,707,840

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.7%
IDT Corp., Cl. B 1                                     475,000        6,170,250
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                                    513,090        9,589,652
--------------------------------------------------------------------------------
UTILITIES--6.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.0%
Entergy Corp.                                           57,600        4,943,808
--------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                 353,000        4,476,040
                                                                   -------------
                                                                      9,419,848

--------------------------------------------------------------------------------
ENERGY TRADERS--2.1%
AES Corp. (The) 1                                      906,600       19,936,134

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--3.3%
CMS Energy Corp. 1                                     678,310     $ 10,100,036
--------------------------------------------------------------------------------
PG&E Corp.                                             237,900       10,263,006
--------------------------------------------------------------------------------
Sempra Energy                                          194,000       10,289,760
                                                                   -------------
                                                                     30,652,802
                                                                   -------------

Total Common Stocks
(Cost $811,043,229)                                                 884,171,242

--------------------------------------------------------------------------------
MONEY MARKET FUND--3.0%
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund,
Cl. E, 5.23% 3,4
(Cost $27,864,283)                                  27,864,283       27,864,283

                                                      UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
Raytheon Co. Wts.,
Exp. 6/16/11 1
(Cost $0)                                               74,983        1,178,733
--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $838,907,512)                                                 913,214,258

                                                    PRINICIPAL
                                                        AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--1.4% 5
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
Undivided interest of 0.38% in joint repurchase
agreement (Principal Amount/Value
$3,450,000,000, with a maturity value
of $3,450,510,792) with Nomura Securities,
5.33%, dated 10/31/06, to be repurchased
at $13,262,056 on 11/1/06, collateralized
by U.S. Agency Mortgages, 0.00%-7.439%,
3/15/14-6/25/43, with a value of
$3,519,000,000
(Cost $13,260,093)                                 $13,260,093       13,260,093

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $852,167,605)                                       98.7%     926,474,351
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            1.3       12,415,987
                                                   -----------------------------
NET ASSETS                                               100.0%    $938,890,338
                                                   =============================


                     24 | OPPENHEIMER QUEST VALUE FUND, INC.

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 5 of accompanying Notes.

3. Rate shown is the 7-day yield as of October 31, 2006.

4. Represents ownership of an affiliated fund, at or during the period ended October 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                              SHARES        GROSS         GROSS          SHARES
                                       OCT. 31, 2005    ADDITIONS    REDUCTIONS   OCT. 31, 2006
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%*                  --   74,390,542    46,526,259      27,864,283

                                                                          VALUE        DIVIDEND
                                                                     SEE NOTE 1          INCOME
-----------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.23%*                                    $27,864,283         $58,852

* The money market fund and the Fund are affiliated by having the same investment advisor.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     25 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $824,303,322)                                      $  898,610,068
Affiliated companies (cost $27,864,283)                                             27,864,283
                                                                                ---------------
                                                                                   926,474,351
-----------------------------------------------------------------------------------------------
Cash                                                                                   287,340
-----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                    38,838,274
Interest and dividends                                                                 419,569
Shares of capital stock sold                                                             9,502
Other                                                                                   45,746
                                                                                ---------------
Total assets                                                                       966,074,782

-----------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                          13,260,093
-----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                               11,712,333
Shares of capital stock redeemed                                                     1,629,582
Distribution and service plan fees                                                     185,375
Transfer and shareholder servicing agent fees                                          172,294
Directors' compensation                                                                118,720
Shareholder communications                                                              77,518
Other                                                                                   28,529
                                                                                ---------------
Total liabilities                                                                   27,184,444

-----------------------------------------------------------------------------------------------
NET ASSETS                                                                      $  938,890,338
                                                                                ===============

-----------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------
Par value of shares of capital stock                                            $   46,493,555
-----------------------------------------------------------------------------------------------
Additional paid-in capital                                                         723,789,290
-----------------------------------------------------------------------------------------------
Accumulated net investment income                                                    5,043,864
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                        89,256,883
-----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                          74,306,746
                                                                                ---------------
NET ASSETS                                                                      $  938,890,338
                                                                                ===============


                     26 | OPPENHEIMER QUEST VALUE FUND, INC.

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $667,856,922 and 32,515,052 shares of capital stock outstanding)                   $  20.54
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                           $  21.79
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $124,693,786 and 6,531,783 shares of capital stock outstanding)                    $  19.09
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $91,389,784 and 4,788,104 shares of capital stock outstanding)                     $  19.09
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $22,052,437 and 1,083,898 shares of capital stock outstanding)                     $  20.35
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $32,897,409 and 1,574,718 shares of capital stock outstanding)       $  20.89

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     27 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the year ended October 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $301,700)           $   16,544,217
Affiliated companies                                                                    58,852
-----------------------------------------------------------------------------------------------
Interest                                                                               911,889
-----------------------------------------------------------------------------------------------
Portfolio lending fees                                                                 169,161
-----------------------------------------------------------------------------------------------
Other income                                                                            34,933
                                                                                --------------
Total investment income                                                             17,719,052

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------
Management fees                                                                      6,330,953
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                              1,552,664
Class B                                                                              1,260,071
Class C                                                                                881,705
Class N                                                                                108,552
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                              1,300,999
Class B                                                                                316,171
Class C                                                                                228,857
Class N                                                                                 53,315
Class Y                                                                                 78,679
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                133,271
Class B                                                                                 44,997
Class C                                                                                 20,378
Class N                                                                                  2,048
-----------------------------------------------------------------------------------------------
Directors' compensation                                                                  6,843
-----------------------------------------------------------------------------------------------
Administration service fees                                                              1,500
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                              1,155
-----------------------------------------------------------------------------------------------
Other                                                                                  117,571
                                                                                ---------------
Total expenses                                                                      12,439,729
Less reduction to custodian expenses                                                    (1,155)
Less waivers and reimbursements of expenses                                             (1,218)
                                                                                ---------------
Net expenses                                                                        12,437,356

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                5,281,696

-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------------
Net realized gain on investments                                                   102,569,539
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                19,902,664

-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  127,753,899
                                                                                ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     28 | OPPENHEIMER QUEST VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                   2006             2005
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                           $   5,281,696   $    6,265,066
-----------------------------------------------------------------------------------------------
Net realized gain                                                 102,569,539      205,902,560
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              19,902,664     (106,614,838)
                                                                -------------------------------
Net increase in net assets resulting from operations              127,753,899      105,552,788

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (4,073,913)      (5,856,566)
Class B                                                                    --               --
Class C                                                                    --         (104,452)
Class N                                                               (81,504)        (128,052)
Class Y                                                              (286,703)        (309,331)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                          (122,478,885)        (578,230)
Class B                                                           (26,255,284)        (142,952)
Class C                                                           (17,750,223)         (75,696)
Class N                                                            (4,236,231)         (16,939)
Class Y                                                            (6,084,085)         (24,365)

-----------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from capital stock transactions:
Class A                                                            54,473,475      (91,673,491)
Class B                                                               891,195      (47,114,527)
Class C                                                             9,071,247       (2,999,077)
Class N                                                               955,469        1,659,657
Class Y                                                             1,884,042         (598,969)

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase (decrease)                                          13,782,499      (42,410,202)
-----------------------------------------------------------------------------------------------
Beginning of period                                               925,107,839      967,518,041
                                                                -------------------------------
End of period (including accumulated net investment income
of $5,043,864 and $4,204,288, respectively)                     $ 938,890,338   $  925,107,839
                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     29 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                     2006                 2005          2004             2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   22.00           $    19.91    $    18.30       $    15.03      $   17.97
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .15 1                .18 1         .13 1            .07            .03
Net realized and unrealized gain (loss)                2.71                 2.10          1.53             3.20          (2.56)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                       2.86                 2.28          1.66             3.27          (2.53)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.14)                (.17)         (.05)              --             --
Distributions from net realized gain                  (4.18)                (.02)           --               --           (.41)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (4.32)                (.19)         (.05)              --           (.41)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   20.54           $    22.00    $    19.91       $    18.30      $   15.03
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    15.15%               11.51%         9.11%           21.76%        (14.52)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 667,857           $  648,207    $  671,678       $  613,601      $ 487,750
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 648,589           $  674,531    $  662,530       $  518,901      $ 567,625
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.77%                0.85%         0.66%            0.48%          0.21%
Total expenses                                         1.17% 4,5,6          1.24% 4       1.37% 4,7        1.51% 4,7      1.59% 4,7
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 108%                 129%           13%              17%            12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of management fees less than 0.01%.

6. Expenses including indirect expenses from affiliated fund were as follows:

     Year Ended October 31, 2006        1.17%

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS B     YEAR ENDED OCTOBER 31,                     2006                 2005          2004             2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   20.75           $    18.77    $    17.36       $    14.37      $   17.31
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.01) 1               .01 1        (.03) 1          (.18)          (.13)
Net realized and unrealized gain (loss)                2.53                 1.99          1.44             3.17          (2.40)
                                                  ------------------------------------------------------------------------------
Total from investment operations                       2.52                 2.00          1.41             2.99          (2.53)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --                   --            --               --             --
Distributions from net realized gain                  (4.18)                (.02)           --               --           (.41)
                                                  ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (4.18)                (.02)           --               --           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   19.09           $    20.75    $    18.77       $    17.36      $   14.37
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    14.19%               10.65%         8.12%           20.81%        (15.09)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 124,694           $  133,285    $  164,156       $  213,433      $ 229,555
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 126,145           $  152,012    $  192,420       $  209,546      $ 296,203
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.04)%               0.05%        (0.19)%          (0.30)%        (0.47)%
Total expenses                                         1.99% 4              2.09%         2.23%            2.35%          2.27%
Expenses after payments and waivers
and reduction to custodian expenses                    1.99%                2.08%         2.23%            2.31%          2.27%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 108%                 129%           13%              17%            12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

     Year Ended October 31, 2006     1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                     2006                 2005          2004             2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   20.75           $   18.79     $    17.37       $    14.38      $   17.32
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.01) 1               -- 1,2       (.03) 1          (.08)          (.08)
Net realized and unrealized gain (loss)                2.53                2.00           1.45             3.07          (2.45)
                                                  ------------------------------------------------------------------------------
Total from investment operations                       2.52                2.00           1.42             2.99          (2.53)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --                (.02)            --               --             --
Distributions from net realized gain                  (4.18)               (.02)            --               --           (.41)
                                                  ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (4.18)               (.04)            --               --           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   19.09           $   20.75     $    18.79       $    17.37      $   14.38
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    14.19%              10.66%          8.18%           20.79%        (15.08)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  91,390           $  88,272     $   82,634       $   76,529      $  68,834
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  88,297           $  89,578     $   81,073       $   68,992      $  82,282
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                          (0.05)%              0.01%         (0.18)%          (0.32)%        (0.46)%
Total expenses                                         1.99% 5             2.06%          2.21%            2.35%          2.26%
Expenses after payments and waivers
and reduction to custodian expenses                    1.99%               2.06%          2.21%            2.33%          2.26%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 108%                129%            13%              17%            12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

     Year Ended October 31, 2006      1.99%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER QUEST VALUE FUND, INC.

CLASS N     YEAR ENDED OCTOBER 31,                     2006                 2005          2004             2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   21.83           $    19.77    $    18.19       $    14.99      $   17.96
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .09 1                .11 1         .06 1            .02           (.01)
Net realized and unrealized gain (loss)                2.69                 2.10          1.53             3.18          (2.55)
                                                  ------------------------------------------------------------------------------
Total from investment operations                       2.78                 2.21          1.59             3.20          (2.56)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.08)                (.13)         (.01)              --             --
Distributions from net realized gain                  (4.18)                (.02)           --               --           (.41)
                                                  ------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (4.26)                (.15)         (.01)              --           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   20.35           $    21.83    $    19.77       $    18.19      $   14.99
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    14.83%               11.21%         8.73%           21.35%        (14.70)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  22,052           $   22,418    $   18,706       $   12,361      $   8,147
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  21,756           $   21,527    $   15,716       $    9,847      $   6,363
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           0.48%                0.51%         0.30%            0.17%         (0.02)%
Total expenses                                         1.46% 4              1.53%         1.71%            1.87%          1.79%
Expenses after payments and waivers
and reduction to custodian expenses                    1.46%                1.53%         1.71%            1.82%          1.79%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 108%                 129%           13%              17%            12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

     Year Ended October 31, 2006        1.46%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER QUEST VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED OCTOBER 31,                      2006                 2005          2004             2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   22.33           $    20.19    $    18.53       $    15.19      $   18.10
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1                .24 1         .18 1            .07            .05
Net realized and unrealized gain (loss)                2.75                 2.14          1.54             3.27          (2.55)
                                                  ------------------------------------------------------------------------------
Total from investment operations                       2.94                 2.38          1.72             3.34          (2.50)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.20)                (.22)         (.06)              --             --
Distributions from net realized gain                  (4.18)                (.02)           --               --           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                         (4.38)                (.24)         (.06)              --           (.41)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   20.89           $    22.33    $    20.19       $    18.53      $   15.19
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    15.34%               11.84%         9.34%           21.99%        (14.25)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  32,897           $   32,926    $   30,344       $   31,571      $  21,842
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  30,419           $   32,408    $   28,011       $   26,426      $  23,774
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.98%                1.08%         0.90%            0.69%          0.50%
Total expenses                                         0.96% 4              0.98%         1.15%            1.37%          1.38%
Expenses after payments and waivers
and reduction to custodian expenses                    0.96%                0.98%         1.15%            1.30%          1.28%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 108%                 129%           13%              17%            12%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

     Year Ended October 31, 2006       0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                     35 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. Included in the net earnings received from IMMF is a 0.10% management fee paid to the Manager by IMMF. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities


                     36 | oppenheimer Quest Value Fund, Inc.

pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED        ACCUMULATED       OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM               LOSS      FOR FEDERAL INCOME
      INCOME                     GAIN   CARRYFORWARD 1,2            TAX PURPOSES
      --------------------------------------------------------------------------
      $41,705,154         $54,040,472                $--             $72,984,978

1. During the fiscal year ended October 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                        REDUCTION TO
                                     ACCUMULATED NET
               INCREASE TO          REALIZED GAIN ON
               PAID-IN CAPITAL         INVESTMENTS 3
               -------------------------------------
               $11,823,113               $11,823,113

3. $11,823,113, including $7,167,304 of long-term capital gain, was distributed in connection with Fund share redemptions.


                     37 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended October 31, 2006 and October 31, 2005 was as follows:

                                                  YEAR ENDED          YEAR ENDED
                                            OCTOBER 31, 2006    OCTOBER 31, 2005
               -----------------------------------------------------------------
               Distributions paid from:
               Ordinary income              $    29,887,395          $ 6,398,401
               Long-term capital gain           151,359,433              838,182
                                            ------------------------------------
               Total                        $   181,246,828          $ 7,236,583
                                            ====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities           $853,489,373
                                                        ============

               Gross unrealized appreciation            $ 91,940,487
               Gross unrealized depreciation             (18,955,509)
                                                        ------------
               Net unrealized appreciation              $ 72,984,978
                                                        ============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2006, the Fund's projected benefit obligations were decreased by $12,056 and payments of $5,395 were made to retired directors, resulting in an accumulated liability of $113,172 as of October 31, 2006.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                     38 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     39 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 125 million shares of $1.00 par value capital stock in aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                              YEAR ENDED OCTOBER 31, 2006       YEAR ENDED OCTOBER 31, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                           4,712,848    $  91,560,874        5,570,190    $ 119,489,722
Dividends and/or
distributions reinvested       6,392,548      118,326,064          290,044        6,027,118
Redeemed                      (8,050,090)    (155,413,463)     (10,143,657)    (217,190,331)
                              --------------------------------------------------------------
Net increase (decrease)        3,055,306    $  54,473,475       (4,283,423)   $ (91,673,491)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           1,143,288    $  20,859,658        1,231,711    $  25,040,998
Dividends and/or
distributions reinvested       1,417,288       24,561,602            6,659          131,504
Redeemed                      (2,452,329)     (44,530,065)      (3,558,851)     (72,287,029)
                              --------------------------------------------------------------
Net increase (decrease)          108,247    $     891,195       (2,320,481)   $ (47,114,527)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                             771,278    $  13,990,451          828,506    $  16,869,972
Dividends and/or
distributions reinvested         936,558       16,230,542            8,335          164,529
Redeemed                      (1,174,504)     (21,149,746)        (980,145)     (20,033,578)
                              --------------------------------------------------------------
Net increase (decrease)          533,332    $   9,071,247         (143,304)   $  (2,999,077)
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                             346,520    $   6,631,157          488,825    $  10,470,349
Dividends and/or
distributions reinvested         227,730        4,185,681            6,472          133,847
Redeemed                        (517,150)      (9,861,369)        (414,780)      (8,944,539)
                              --------------------------------------------------------------
Net increase                      57,100    $     955,469           80,517    $   1,659,657
                              ==============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                             497,839    $   9,863,600          578,280    $  12,594,641
Dividends and/or
distributions reinvested         339,052        6,370,788           15,860          333,695
Redeemed                        (736,958)     (14,350,346)        (622,558)     (13,527,305)
                              --------------------------------------------------------------
Net increase (decrease)           99,933    $   1,884,042          (28,418)   $    (598,969)
                              ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2006, were as follows:

                                            PURCHASES                SALES
--------------------------------------------------------------------------
Investment securities                    $961,489,288       $1,078,019,880


                     40 | OPPENHEIMER QUEST VALUE FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

               FEE SCHEDULE
               -----------------------------------------
               Up to $200 million                  0.75%
               Next $200 million                   0.72
               Next $200 million                   0.69
               Next $200 million                   0.66
               Next $700 million                   0.60
               Next $1.0 billion                   0.58
               Over $2.5 billion                   0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2006, the Fund paid $2,003,274 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If


                     41 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $4,092,204, $3,192,277 and $471,774, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2006         $261,861          $5,149        $234,746          $9,691          $8,529

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended October 31, 2006, the Manager waived $1,218 for IMMF management fees.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency


                     42 | OPPENHEIMER QUEST VALUE FUND, INC.

or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2006, the Fund had on loan securities valued at $12,259,395, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $13,144,455 was received for the loans, of which $13,260,093 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of October 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions,


                     43 | OPPENHEIMER QUEST VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     44 | OPPENHEIMER QUEST VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER QUEST VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Value Fund, Inc., including the statement of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Value Fund, Inc. as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 12, 2006


                     45 | OPPENHEIMER QUEST VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $3.5783 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 8, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2006 which are not designated as capital gain distributions should be multiplied by 29.43% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $16,654,422 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended October 31, 2006, $271,535 or 6.11% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $41,292,250 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     46 | OPPENHEIMER QUEST VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on form n-q. The fund's form n-q filings are available on the SEC's website at http://www.Sec.Gov. Those forms may be reviewed and copied at the SEC's public reference room in washington d.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.


                     47 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,
DIRECTORS                         CENTENNIAL, COLORADO 80112-3924. EACH DIRECTOR SERVES FOR A INDEFINITE TERM,
                                  OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm) (since 1982);
Chairman of the Board             General Partner of Trivest Venture Fund (private venture capital fund);
of Directors (since 2001),        President of Investment Counseling Federated Investors, Inc. (1973-1982);
Director (since 1985)             Trustee of the following open-end investment companies: Cash Assets Trust
Age: 73                           (1984), Premier VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona
                                  (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 10 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Director (since 2005)             (investment management company) (since January 2004); President of The
Age: 66                           Community Reinvestment Act Qualified Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees
                                  of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company)
                                  (since October 2003); Chief Operating Officer and Chief Financial Officer of
                                  Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                  Corporation, a publicly traded company) and Delaware Investments U.S., Inc.
                                  (investment management subsidiary of Lincoln National Corporation) (1995-
                                  2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1995-2003); President and Board Member of Lincoln National
                                  Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC
                                  (1995-2003); Chairman and Chief Executive Officer of Retirement Financial
                                  Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1995-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief
                                  Administrative Officer, Chief Financial Officer, Vice Chairman and Director of
                                  Equitable Capital Management Corporation (investment subsidiary of Equitable
                                  Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch &
                                  Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate
                                  Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of
                                  Corporate Taxes (1969-1972); held the following positions at Price Waterhouse
                                  & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                                  (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps
                                  (1957-1959). Oversees 10 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 55 portfolios in the
Director (since 1998)             OppenheimerFunds complex.
Age: 73

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end investment
Director (since 1984)             company) (since December 2004); Chairman of Aquila Management Corporation and
Age: 77                           Aquila Investment Management LLC (since August 1984); Chief Executive Officer and President of Aquila Management Corporation (August 1984-December 1994); Vice
                                  President, Director and Secretary of Aquila Distributors, Inc. (distributor of
                                  Aquila Management Corporation); Treasurer of Aquila Distributors, Inc.;
                                  President and Chairman of the Board of Trustees of Capital Cash Management Trust
                                  ("CCMT"); President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman,


                     48 | OPPENHEIMER QUEST VALUE FUND, INC.

LACY B. HERRMANN,                 President and Director of InCap Management Corporation; Sub-Advisor and
Continued                         Administrator of Prime Cash Fund & Short Term Asset Reserves; Director of OCC
                                  Cash Reserves, Inc. (open-end investment company) (June 2003-December 2004);
                                  Trustee of Premier VIT (formerly PIMCO Advisors VIT) (investment company)
                                  (since 1994); Trustee of OCC Accumulation Trust (open-end investment company)
                                  (until December 2004); Trustee Emeritus of Brown University (since June 1983).
                                  Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Director (since 2001)             Director of Special Value Opportunities Fund, LLC (registered investment com
Age: 63                           pany) (since September 2004); Member, Zurich Financial Investment Advisory Board
                                  (insurance) (affiliate of the Manager's parent company) (since October 2004);
                                  Board of Governing Trustees of The Jackson Laboratory (non-profit) (since August
                                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-September
                                  2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April
                                  2002) (executive search firm); President and Chief Executive Officer of the
                                  Delaware Group of Mutual Funds (1992-1995); Chairman, President and Chief
                                  Executive Officer of Equitable Capital Management Corporation (1985-1992); Vice
                                  President, Senior Vice President, Executive Vice President and Chief Investment
                                  Officer at The Equitable Life Assurance Society of the U.S. (1979-1992); Vice
                                  President and Co-manager of Fundamental Equities Research at Smith Barney,
                                  Harris Upham and Company (1970-1979); Engineer, Sperry Gyroscope Company
                                  (1966-1970); former governor of the Association for Investment Management and
                                  Research; former chairman of the Institute of Chartered Financial Analysts;
                                  Chartered Financial Analyst. Oversees 55 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INERESTED DIRECTOR                MR. MURPHY IS AN "INTERESTED DIRECTOR" BECAUSE HE IS AFFILIATED WITH THE MANAGER
AND OFFICER                       BY VIRTUE OF HIS POSITIONS AS AN OFFICER AND DIRECTOR OF THE MANAGER, AND AS A
                                  SHAREHOLDER OF ITS PARENT COMPANY. THE ADDRESS OF MR. MURPHY IS TWO WORLD
                                  FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008.
                                  MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
Director (since 2005)             (since September 2000) of the Manager; President and director or trustee of
and President and Principal       other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
Executive Officer (since 2001)    ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 57                           Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                  Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                  of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the
                                  Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
                                  Program (charitable trust program established by the Manager) (since July 2001);
                                  Director of the following investment advisory subsidiaries of the Manager: OFI
                                  Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                  Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                  Vice President of


                     49 | OPPENHEIMER QUEST VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
Continued                         February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                  Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                  Company (September 1999-August 2000); President, Chief Executive Officer and
                                  Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                  Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 92
                                  portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                       LEAVY, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                  80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,                Senior Vice President of the Manager (since September 2000); portfolio manager
Vice President and Portfolio      of Morgan Stanley Dean Witter Investment Management (1997-September 2000). An
Manager (since 2000)              officer of 7 portfolios in the OppenheimerFunds complex.
Age: 35

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2004)                      Vice President and Director of Internal Audit of the Manager (1997- February
Age: 56                           2004). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal           of the following: HarbourView Asset Management Corporation, Shareholder
Financial and Accounting          Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 1999)              Management Corporation, and Oppenheimer Partnership Holdings, Inc. (since March
Age: 47                           1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                  International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds
                                  Legacy Program (charitable trust program established by the Manager) (since June
                                  2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation
                                  (March 1999- October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003); Principal and Chief Operating Officer of Bankers Trust Company- Mutual
                                  Fund Services Division (March 1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer               Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                      portfolios in the OppenheimerFunds complex.
Age: 36


                     50 | OPPENHEIMER QUEST VALUE FUND, INC.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                      Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 36                           Director of Mutual Fund Operations at American Data Services, Inc. (September
                                  2000-May 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 58                           December 2001); General Counsel of Centennial Asset Management Corporation
                                  (since December 2001); Senior Vice President and General Counsel of HarbourView
                                  Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                  and Director (since November 2001) of OppenheimerFunds International Ltd. and
                                  OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                  Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                  Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                  2003); Senior Vice President (May 1985- December 2003), Acting General Counsel
                                  (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                  2001) of the Manager; Assistant Secretary of the following: Shareholder
                                  Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                                  (November 1989-November 2001), and OppenheimerFunds International Ltd.
                                  (September 1997-November 2001). An officer of 92 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary               (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                      Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                           Centennial Asset Management Corporation (since October 2003); Vice President and
                                  Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                  Inc. (since December 2001); Assistant Counsel of the Manager (August
                                  1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                      2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 38                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 92 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2001-September 2004); Director (2000- September
(since 2004)                      2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
Age: 42                           officer of 92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                     51 | OPPENHEIMER QUEST VALUE FUND, INC.



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $15,000 in fiscal 2006 and $15,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $195,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      _______________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006